Shareholders' Equity (Restricted Shares Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	May 30, 2006 Chief Executive Officer [Member] Restricted Stock [Member]	Dec. 31, 2012 Chief Executive Officer [Member] Restricted Stock [Member] item	Jun. 15, 2007 Officer [Member] Restricted Stock [Member]	Dec. 31, 2012 Officer [Member] Restricted Stock [Member] item
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted							100,000		6,000
Number of installments for the vesting period								4		3
Vesting period								4 years		4 years
Compensation expenses	$ 6,158	$ 7,363	$ 8,482	$ 0	$ 18	$ 485